UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JANUARY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%

	Shares	Value
BUSINESS SERVICES — 11.0%
Cognizant Technology Solutions, Cl A *	898,060	$65,513,477
Visa, Cl A	875,660	61,164,851

		126,678,328

CONSUMER DISCRETIONARY — 12.6%
Amazon.com *	260,614	44,210,559
Priceline.com *	127,557	54,660,726
Yum! Brands	1,006,733	47,074,835

		145,946,120

ENERGY — 10.3%
First Solar *	312,795	48,351,851
National Oilwell Varco	423,136	31,269,750
Southwestern Energy *	1,003,494	39,638,013

		119,259,614

FINANCIALS — 10.7%
American Express	79,247	3,437,735
CME Group, Cl A	211,652	65,307,341
T Rowe Price Group	828,613	54,622,169

		123,367,245

HEALTH CARE — 14.6%
Allergan	285,349	20,148,493
Celgene *	1,359,923	70,076,832
Illumina *	362,181	25,113,630
Intuitive Surgical *	166,738	53,841,368

		169,180,323

INDUSTRIALS — 7.7%
Expeditors International of Washington	857,603	43,454,744
Quanta Services *	1,920,575	45,575,245

		89,029,989

INFORMATION TECHNOLOGY — 10.2%
Apple *	161,598	54,833,434
Oracle	1,966,076	62,973,414

		117,806,848

MATERIALS — 3.9%
Praxair	478,807	44,548,203

TELECOMMUNICATION SERVICES — 4.1%
American Tower, Cl A *	933,488	47,477,200

WIRELESS — 12.5%
Qualcomm	1,184,826	64,134,631
Research In Motion, Ltd. *	1,359,470	80,358,272

		144,492,903

Total Common Stock (Cost $904,899,504)		1,127,786,773

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JANUARY 31, 2011
(Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 3.0%

Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.170%(A) (Cost $34,933,946)	34,933,946	$34,933,946

Total Investments — 100.6% (Cost $939,833,450)†		$1,162,720,719

Percentages are based on Net Assets of $1,155,249,507.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2011.
Cl — Class
Ltd. — Limited
†      At January 31, 2011, the tax basis cost of the Fund’s investments was $939,833,450, and the unrealized appreciation and depreciation were $225,998,261 and $(3,110,992), respectively.
         As of January 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the quarter ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2011, there were no level 3 securities.
         For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
EMC-QH-001-1100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011